Supplementary cash flow information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details for acquisitions
Assets acquired	€ (231)	€ (3,770)	€ (829,503)
Liabilities assumed			16,407
Noncontrolling interests		567	188,011
Non-cash consideration	54	61	577,510
Cash paid	(177)	(3,142)	(47,575)
Less cash acquired			58,101
Net cash paid for acquisitions	(177)	(3,142)	10,526
Cash paid for investments	(14,345)	(5,694)	(23,311)
Cash paid for intangible assets	(8,544)	(26,366)	(46,348)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(23,066)	(35,202)	(59,133)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	629,749	172,201	60,161
Proceeds from divestitures	€ 629,749	€ 172,201	€ 60,161